Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Change in Goodwill
23. GOODWILL
The change in goodwill for the year ended December 31

was due to the following:
millions of dollars

2024 2023
Balance, January 1 $

5,871 $

6,012
Change in FX rate

504 (141)
Impairment charges (214) -

Classified as assets held for sale
(1)
(303) -

Balance, December 31 $

5,858 $

5,871
(1) As at December 31, 2024, NMGC's assets

and liabilities were classified as held for

sale. For further details on the pending
transaction, refer to note 4.